Scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2025
Scope Of Consolidation [Abstract]
Disclosure of interests in principle subsidiaries	The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00
South America
Stellantis Automoveis Brasil Ltda.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.97
Enlarged Europe
Automobiles Peugeot	France	100.00
Stellantis Europe S.p.A.	Italy	100.00
Opel Automobile GmbH	Germany	100.00
Stellantis Auto S.A.S.	France	100.00
Automobiles Citroën	France	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
Stellantis & You France S.A.S.	France	100.00
Stellantis España, S.L.	Spain	99.99
Peugeot Motor Company PLC	United Kingdom	100.00
FCA Germany GmbH	Germany	100.00
Vauxhall Motors Limited	United Kingdom	100.00
Stellantis & You UK Limited	United Kingdom	100.00
Stellantis Belux S.A.	Belgium	100.00
Stellantis & You Italia S.p.A.	Italy	100.00
Peugeot Deutschland GmbH	Germany	100.00
FCA France S.A.S.	France	100.00
Citroën Deutschland GmbH	Germany	100.00
Leapmotor International Business S.p.A.	Italy	51.00
FCA Poland S.p.z.o.o.	Poland	100.00
PCA Slovakia SRO	Slovakia	100.00
Middle East & Africa
Stellantis Production El Djazair S.p.A.	Algeria	51.00
Stellantis Middle East FZE	United Arab Emirates	100.00
Stellantis Maroc S.A.	Morocco	100.00
China and India & Asia Pacific
Stellantis Japan Ltd.	Japan	100.00
Stellantis Asia Pacific Investment Co., Ltd.	People's Rep.of China	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Holdings & Other Companies
Stellantis Financial Services US Corp.	USA	100.00
Stellantis Financiamentos Sociedade de Crédito, Financiamento e Investimento S.A.	Brazil	100.00
Banco Stellantis S.A.	Brazil	100.00
Stellantis Financial Services Europe	France	100.00
GIE PSA Trésorerie	France	100.00
Fiat Chrysler Finance North America, Inc.	USA	100.00
FCA US Insurance Company	USA	100.00
Stellantis International S.A.	Switzerland	100.00
FCA North America Holdings LLC	USA	100.00
Aramis Group	France	60.54